Income Taxes - Deferred Income Tax Liabilities and Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income taxes [line items]
Deferred Income Tax Liabilities	$ 5,545	$ 6,415	$ 3,153
Deferred Income Tax Assets	(684)	(802)	(568)
Net Deferred Income Tax Liability	4,861	5,613	$ 2,585
Less Than 1 Year [Member]
Disclosure of income taxes [line items]
Deferred Income Tax Liabilities	47	186
Deferred Income Tax Assets	(57)	(374)
1 Year [Member]
Disclosure of income taxes [line items]
Deferred Income Tax Liabilities	5,498	6,229
Deferred Income Tax Assets	$ (627)	$ (428)